1. NATURE OF BUSINESS AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Subsidiaries
Name	Place of Incorporation / Establishment	Principal Activities	Date Formed
Ocean Thermal Energy Bahamas Ltd.	Bahamas	Intermediate holding company of OTE BM Ltd. and OTE Bahamas O&M Ltd.	07/04/2011

OTE BM Ltd.	Bahamas	OTEC/SDC development in the Bahamas	09/07/2011

OCEES International Inc.	Hawaii, USA	Research and development for the Pacific Rim	01/21/1998

Ocean Thermal Energy UK Limited	England and Wales	Dormant	07/22/2010

OTEC Innovation Group Inc.	Delaware, USA	Dormant	06/02/2011

OTE-BM Energy Partners LLC	Delaware, USA	Dormant	06/02/2011

OTE Bahamas O&M Ltd.	Bahamas	Dormant	09/07/2011

Ocean Thermal Energy Holdings Ltd.	Bahamas	Dormant	03/05/2012

Ocean Thermal Energy Cayman Ltd.	Caymans	Dormant	03/26/2013

OTE HC Ltd.	Caymans	Dormant	03/26/2013

Ocean Thermal Energy USVI, Inc.	Virgin Islands	Dormant	07/12/2016

Business segments
	December 31, 2018
	Headquarters	U.S. Territories	Other	Total
Revenue	$—	$—	$—	$—
Assets	$9,070	$—	$—	$9,070
Net Loss	$(6,987,374)	$(892,639)	$—	$(7,880,013)
Property and equipment	$672	$—	$—	$672
Depreciation	$680	$—	$—	$680
Additions to Property and equipment	$—	$—	$—	$—
Impairment of assets under construction	$—	$892,639	$—	$892,639

	December 31, 2017
	Headquarters	U.S. Territories	Other	Total
Revenue	$—	$—	$—	$—
Assets	$451,367	$892,639	$—	$1,344,006
Net loss	$(14,542,677)	$—	$(48,998)	$(14,591,675)
Property and equipment	$1,352	$—	$—	$1,352
Assets under construction	$—	$892,639	$—	$892,639
Depreciation	$1,014	$—	$—	$1,014
Additions to assets under construction	$—	$95,352	$—	$95,352
Impairment of assets under construction	$—	$—	$48,998	$48,998

Estimated useful lives
Years
Computer Equipment	3
Software	5